T. ROWE PRICE Tax-Free Income Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA 0.1%
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 3,764
3,764
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,657
Valdez, Exxon Pipeline Project, Series B, VRDN, 0.01%, 12/1/33  1,000 1,000
5,657
ARIZONA 0.5%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.945%, 1/1/37  1,500 1,517
Arizona HFA, Banner Health, Series C, VRDN, 0.01%, 1/1/46  200 200
Arizona HFA, Phoenix Children's Hosp., Series A, 5.00%, 2/1/34  3,000 3,096
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40 (2) 2,505 3,084
Phoenix Civic Improvement, Series A, 4.00%, 7/1/41 (2) 2,625 3,222
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42 (2) 415 507
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,070 1,254
12,880
CALIFORNIA 9.0%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (3) 5,750 6,948
California, GO, 4.00%, 11/1/45  7,870 8,881
California, GO, 5.00%, 9/1/31 (2) 2,100 2,847
California, GO, 5.00%, 8/1/32  15,000 17,125
California, GO, 5.00%, 9/1/32 (2) 2,000 2,696
California, GO, 5.25%, 9/1/25  10,000 10,128
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 367
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 335
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 364
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 332
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 361
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 2,090
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,593
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,270
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  4,750 7,188
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 5,387

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 4,773
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42 (Prerefunded 8/15/22) (4) 7,000 7,409
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,806
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52
(Prerefunded 8/15/23) (4) 6,100 6,742
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  907 1,099
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 0.73%, 12/1/50 (Tender 6/1/26)  775 786
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 420 446
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,637
California Municipal Fin. Auth., Republic Services, VRDN, 0.15%,
9/1/21 (Tender 7/1/21)  3,200 3,200
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,425 1,797
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 6,549
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,475
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,564
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,247
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 11,401
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26  5,000 5,473
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  5,000 5,398
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,380 1,588
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42  5,365 5,564
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,531
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,566
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,563
California, Various Purpose, GO, 5.00%, 9/1/31  7,000 7,086
California, Various Purpose, GO, 5.00%, 9/1/32  12,400 12,552
California, Various Purpose, GO, 5.00%, 10/1/39  5,900 6,747
California, Various Purpose, GO, 5.00%, 11/1/43  1,700 1,886
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,450 2,647
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47  1,000 1,035
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37  2,000 2,085
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 5,078

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,230 3,812
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,119
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,779
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 5,244
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,927
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  2,575 3,143
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 3,379
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,429
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 4,313
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,505
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,973
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,197
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 13,182
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 6,211
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, 5.50%,
9/1/44  3,000 3,137
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/36  1,295 1,568
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/40  1,320 1,577
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 4,118
253,255
COLORADO 2.9%
Broadway Station Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/48  2,300 2,511
Colorado, Series A, COP, 4.00%, 12/15/34  4,130 5,092
Colorado, Series A, COP, 4.00%, 12/15/35  1,750 2,152
Colorado HFA, SCL Health System, Series B, 4.00%, 1/1/40  3,000 3,551
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 794
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 2,149
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 7,892
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,534
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,836
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,443
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,827
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,523
Denver City & County, Series A, 4.00%, 8/1/43  2,000 2,414

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 13,080
Denver Convention Center Hotel Auth., 5.00%, 12/1/33  1,620 1,900
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 4,095
Denver Convention Center Hotel Auth., 5.00%, 12/1/35  2,500 2,921
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,332
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  13,540 15,676
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,934
82,656
CONNECTICUT 1.0%
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 4,099
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 8,108
Connecticut State HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42  15,865 16,455
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (5)(6)(7) 2,878 432
29,094
DELAWARE 1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 7,130
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,850 3,372
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  8,470 9,803
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 4,075
Univ. of Delaware, VRDN, 0.02%, 11/1/35  5,650 5,650
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,338
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 758
32,126
DISTRICT OF COLUMBIA 3.3%
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (4) 5,000 5,565
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 551
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 532
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 4,814
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  5,000 6,075
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (3) 945 1,086
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  550 696
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/47  1,000 1,232

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 12,538
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 423
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 602
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,508
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 887
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,791
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,788
Washington Convention & Sports Auth., Convention Center Hotel,
Series A, 5.00%, 10/1/40  11,175 11,193
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,937
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,809
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,000 2,383
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 3,268
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 7,173
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 6,099
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  14,555 17,604
93,554
FLORIDA 9.8%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 4,489
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  15,820 17,777
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 630
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 942
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 9,151
Central Florida Expressway Auth., 5.00%, 7/1/42  4,670 5,688
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 4,469
Collier County, Series A, 4.00%, 10/1/40  3,740 4,510
Collier County, Series A, 4.00%, 10/1/41  5,170 6,213
Collier County, Series A, 4.00%, 10/1/43  2,590 3,097
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (4) 6,560 7,255
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 5,988
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 0.01%, 11/1/38  1,920 1,920

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 0.01%, 11/15/42  12,530 12,530
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 4,235
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  2,880 3,061
Jacksonville, Transit, Series A, 5.00%, 10/1/29 (Prerefunded
10/1/22) (4) 3,500 3,725
Jacksonville, Transit, Series A, 5.00%, 10/1/30 (Prerefunded
10/1/22) (4) 11,555 12,300
Jacksonville, Transit, Series A, 5.00%, 10/1/31 (Prerefunded
10/1/22) (4) 4,450 4,737
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 4,153
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 3,750 4,354
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 6,374
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,994
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 21,483
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  12,360 14,120
Miami-Dade County Transit System, 5.00%, 7/1/37 (Prerefunded
7/1/22) (4) 6,425 6,765
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,730 3,280
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/48  5,820 6,977
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,819
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 12,673
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 12,171
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 13,558
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 7,340
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  1,690 1,858
Tampa, Series A, Zero Coupon, 9/1/34  750 533
Tampa, Series A, Zero Coupon, 9/1/35  750 511
Tampa, Series A, Zero Coupon, 9/1/38  750 446
Tampa, Series A, Zero Coupon, 9/1/39  850 483
Tampa, Series A, Zero Coupon, 9/1/40  1,000 541
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 14,275
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29  1,880 1,971
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 3,420
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 14,355
275,171

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
GEORGIA 4.1%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,788
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,784
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,346
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  800 519
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  4,895 3,178
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  13,130 15,443
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,604
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,492
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,370
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 4,647
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 6,102
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 6,212
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,783
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 4,720
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54  6,600 7,572
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,959
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,595 5,353
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 1,820 2,152
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 5,016
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 3,118
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 7,183
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,876
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 9,207
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24 (8) 6,500 7,637
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 5,435
116,496
IDAHO 0.8%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,312

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/44  19,285 21,179
23,491
ILLINOIS 6.6%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 2,248
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (3) 2,000 2,219
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 8,845
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,411
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,917
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 13,080
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,268
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,881
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,501
Cook County, Series C, GO, 5.00%, 11/15/25  9,485 10,121
Cook County, Series C, GO, 5.00%, 11/15/26  4,935 5,261
Cook County, Series C, GO, 5.00%, 11/15/29  1,065 1,136
Illinois, GO, 5.50%, 5/1/25  1,505 1,785
Illinois, GO, 5.50%, 5/1/26  1,350 1,645
Illinois, GO, 5.50%, 7/1/38  11,000 11,910
Illinois, Series A, GO, 5.00%, 3/1/24  445 499
Illinois, Series A, GO, 5.00%, 10/1/25  950 1,122
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,837
Illinois, Series B, GO, 5.00%, 3/1/24  425 477
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,757
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,449
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 2,137
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 5,474
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,165
Illinois EFA, Univ. of Chicago, Series B, VRDN, 0.05%, 7/1/33  1,485 1,485
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 626
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 908
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,644
Illinois Fin. Auth., Carle Foundation, Series C, VRDN, 0.04%,
8/15/52  400 400
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (4) 870 952
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  6,065 6,342
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-1,
VRDN, 0.01%, 8/15/42  22,135 22,135
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-2,
VRDN, 0.02%, 8/15/42  6,890 6,890
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-4,
VRDN, 0.02%, 8/15/42  1,635 1,635
Illinois Fin. Auth., Univ. of Chicago Medical, Series E-2, VRDN,
0.02%, 8/1/43  1,550 1,550

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 3,487
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  650 768
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (9) 11,870 7,927
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 5,409
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,573
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (3) 5,250 7,314
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 21,280
Regional Transportation Auth., Series A, 6.70%, 11/1/21 (9) 660 678
185,148
INDIANA 0.6%
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  5,885 6,051
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
0.02%, 11/1/39  4,210 4,210
Indiana Municipal Power Agency, Series B, VRDN, 0.02%, 1/1/42  2,580 2,580
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (4) 5,000 5,093
17,934
IOWA 0.1%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  1,395 1,539
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 0.01%, 7/1/41  2,300 2,300
3,839
KENTUCKY 1.7%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (3) 1,000 1,219
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (3) 1,000 1,064
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  1,750 1,806
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,933
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 2,028
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,100 1,272
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 978
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 4,030
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 7,547

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,536
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 10,434
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49  2,100 2,317
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53  8,300 9,194
46,358
LOUISIANA 1.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (3) 7,500 9,326
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,193
Louisiana Public Fac. Auth., VRDN, 0.01%, 5/1/42  7,400 7,400
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 908
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 3,358
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 11,146
New Orleans Sewerage Service, 5.00%, 6/1/35 (Prerefunded
6/1/25) (4) 900 1,057
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 4,835 5,676
Saint Charles Parish PCR, Shell Oil Norco Project, Series B,
VRDN, 0.03%, 10/1/22  300 300
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  1,500 1,553
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 5,090
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 903
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,561
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 1,033
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,207
51,711
MARYLAND 6.4%
Baltimore City, Series A, 5.00%, 7/1/34  3,635 4,194
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,360
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 1,052
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39  3,030 3,498
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44  4,810 5,547

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Water, Series A, 5.00%, 7/1/31 (Prerefunded
1/1/24) (4) 4,515 5,071
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (4) 1,000 1,123
Baltimore City, Water, Series B, 5.00%, 7/1/29 (Prerefunded
1/1/24) (4) 3,035 3,409
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 662
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 442
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 743
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,838
Maryland HHEFA, 5.00%, 7/1/39  7,500 8,352
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 3,183
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 13,151
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31  2,500 2,587
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,956
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 7,641
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 18,362
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,339
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,819
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (4) 8,065 8,492
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (9)(10) 690 730
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (4) 10,335 11,885
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (4) 5,000 6,085
Maryland Stadium Auth., Baltimore City Public Schools, Series A,
5.00%, 5/1/47 (Prerefunded 5/1/28) (4) 1,700 2,170
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  18,000 26,539
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 5,260
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A, 5.00%, 5/1/47  3,300 4,061
Maryland State Transportation Auth., Series A, 4.00%, 7/1/41  1,975 2,419
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,314
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 542
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,000 3,183
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  3,000 3,195
180,204
MASSACHUSETTS 1.2%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 9,123
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,657

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/36  1,000 1,262
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/37  840 1,057
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/38  500 628
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,714
Massachusetts Dev. Fin. Agency, NewBridge Charles, 5.00%,
10/1/57 (1) 1,400 1,530
Massachusetts Ed. Fin. Auth., Series I, 6.00%, 1/1/28  145 147
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 14,483
33,601
MICHIGAN 2.5%
Detroit, GO, 5.00%, 4/1/28  850 1,030
Detroit, GO, 5.00%, 4/1/29  150 180
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (3) 1,800 2,023
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (3) 1,500 1,680
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,179
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 1,232
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  1,500 1,675
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  12,625 14,945
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,270
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 6,410
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,932
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 3,344
Michigan Fin. Auth., Trinity Health Credit Group, 4.00%, 12/1/40  7,000 8,343
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 7,409
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,889
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 681
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 619
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,606
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 3,188
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,280
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 4,512
69,427

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
MISSISSIPPI 0.1%
Jackson County, Chevron USA Project, VRDN, PCR, 0.01%,
6/1/23  800 800
Mississippi Business Fin., Chevron USA Project, Series C, VRDN,
0.01%, 11/1/35  2,350 2,350
3,150
MISSOURI 2.6%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,532
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25
(Prerefunded 9/1/21) (4) 5,000 5,067
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,090
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,621
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 12,094
Missouri HEFA, Saint Louis Univ., Series B-2, VRDN, 0.01%,
10/1/35  2,675 2,675
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 6,380
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 8,962
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, 5.00%, 1/1/34  10,985 12,603
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,737
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,131
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 4,332
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,122
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  130 132
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 906
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 819
73,203
MONTANA 0.2%
Montana Fac. Fin. Auth., SCL Health System, Series A, 4.00%,
1/1/38  4,350 5,191
5,191
NEVADA 1.0%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (3) 1,275 1,525
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (3) 1,425 1,697
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (3) 500 652
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 14,936
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 161
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 7,645

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,000 500
27,116
NEW HAMPSHIRE 0.1%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  2,284 2,752
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(5)(6) 1,000 750
3,502
NEW JERSEY 4.2%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 13,900 17,182
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 665 723
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 551
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 2,407
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/21  1,000 1,002
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/23  2,000 2,085
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28  1,000 1,034
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  1,325 1,526
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,062
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 5,008
New Jersey Economic Dev. Auth., Transit Trans. Project, 4.00%,
11/1/44  1,250 1,423
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 6,660
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,197
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,492
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  1,000 1,188
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (2) 1,050 1,184
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (2) 1,000 1,125
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (2) 1,000 1,119
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (2) 2,175 2,681

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 7,339
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 16,876
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,860 2,225
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  5,755 6,786
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,991
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  12,535 14,259
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 8,045
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 3,029
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 417
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,900 3,532
119,148
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,287
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  5,000 5,748
8,035
NEW YORK 8.3%
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48  10,000 11,569
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 5,450
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32  3,750 3,890
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  2,000 2,373
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  4,800 5,153
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  14,240 16,248
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,200 2,622
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.75%, 2/15/47  2,905 2,916
Long Island Power Auth., Electric, 5.00%, 9/1/42  3,000 3,680
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (3) 15,000 18,500
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  15,450 16,355
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 0.557%, 11/1/32 (Tender 4/1/24) (3) 10,675 10,669
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 0.557%, 11/1/32 (Tender 4/1/24) (3) 3,325 3,323

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.02%, 11/1/31  6,145 6,145
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,845
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 2,380
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,691
New York City, Series J, GO, 5.00%, 8/1/32  7,500 8,532
New York City Health & Hosp., Series C, VRDN, 0.06%, 2/15/31  955 955
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 6,184
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 613
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/38  1,250 1,520
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-5, VRDN, 0.02%, 8/1/39  690 690
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  15,000 17,758
New York City Water & Sewer System, Series DD-3A, VRDN,
0.02%, 6/15/43  10,505 10,505
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51  11,500 11,773
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,650 1,673
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  6,180 6,183
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,501
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,920
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,623
New York State Urban Dev., Series E-2, 4.00%, 3/15/37  15,500 18,574
Port Auth. of New York & New Jersey, Series 179, 5.00%, 12/1/38  5,000 5,557
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/45  3,500 4,101
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  4,860 5,671
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 745
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,267
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,316
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 4,311
234,781
NORTH CAROLINA 2.9%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 4,577
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (4) 6,245 7,474

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  5,000 5,782
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45  8,040 8,505
North Carolina Turnpike Auth., 5.00%, 1/1/27 (3) 920 1,131
North Carolina Turnpike Auth., 5.00%, 1/1/31 (3) 1,000 1,209
North Carolina Turnpike Auth., 5.00%, 1/1/40  12,675 15,455
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  3,525 3,954
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 5,322
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,535
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,100 6,897
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 2,156
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  10,000 15,415
81,412
OHIO 4.1%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,196
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 677
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 2,325
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  1,250 1,644
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 2,382
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,965
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,575 20,358
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 10,386
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 5,111
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,853
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,924
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,649
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 7,378
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 10,707
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/48  8,500 13,004
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (4) 160 170

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Franklin County, OPRS Communities, Unrefunded Balance,
Series A, 6.125%, 7/1/40  2,540 2,665
Franklin County, Trinity Health Credit Group, Series A, 4.00%,
12/1/44  3,450 4,074
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  5,000 7,827
Ohio, Series A, 4.00%, 1/15/50  10,000 11,517
Ohio, Series A, 5.00%, 1/15/50  3,500 4,353
114,165
OKLAHOMA 0.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,847
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,981
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  750 846
5,674
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 12,949
12,949
PENNSYLVANIA 2.8%
Cumberland County Municipal Auth., Asbury Obligation Group,
5.25%, 1/1/27  1,275 1,299
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  4,800 5,335
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46  3,000 3,333
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  8,980 10,991
Pennsylvania Higher EFA, Temple Univ., First Series, 5.00%,
4/1/32 (Prerefunded 4/1/22) (4) 510 531
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  1,800 2,090
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 7,999
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,646
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 2,111
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 9,815
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/36  5,000 5,767
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 11,655
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 0.02%, 6/1/35  3,200 3,200
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 8,500 10,333
79,105
PUERTO RICO 2.4%
Puerto Rico Commonwealth, Series A, GO, 5.25%, 7/1/31 (6)(11) 5,000 4,487
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (6)(11) 3,840 3,091

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  3,195 3,373
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (5)(6) 10,775 8,647
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (6)(11) 4,645 3,838
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (6)(11) 6,590 5,569
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (6)(11) 345 303
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (6)(11) 875 797
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (6)(11) 60 57
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (6)(11) 100 96
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (6)(11) 810 776
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (6)(11) 225 215
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (6)(11) 290 278
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (6)(11) 1,105 1,055
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (6)(11) 370 353
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (6)(11) 450 430
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (6)(11) 2,640 2,521
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (6)(11) 1,075 1,027
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (6)(11) 990 945
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (6)(11) 280 268
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (6)(11) 240 228
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (6)(11) 100 96
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (6)(11) 275 263
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (6)(11) 215 207
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (6)(11) 70 64

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (6)(11) 120 113
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (6)(11) 95 91
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (6)(11) 890 847
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (6)(11) 200 191
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (6)(11) 100 96
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,436 1,577
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,500 8,537
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,334
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,935
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,755
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,814
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,000 1,622
66,896
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(6) 4,915 885
885
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (6) 358 352
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (6) 6,663 3,400
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (6) 11,189 2,839
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (6) 14,590 1,745
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (6) 2,009 685
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (6) 10,109 688
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (6) 1,619 97
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,681
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,455
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 6,109
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series B, VRDN, 0.02%, 5/1/48  400 400
21,451

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
SOUTH DAKOTA 1.0%
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/21) (4) 12,805 12,856
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37  1,770 1,878
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42  13,065 13,846
28,580
TENNESSEE 2.3%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 2,129
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,914
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 3,222
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 8,707
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,560 11,394
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,634
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 2,306
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 3,170
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,778
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/54  6,700 8,401
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  5,750 6,513
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 9,272
65,440
TEXAS 7.0%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 8,281
Austin Airport, Series A, 5.00%, 11/15/46  2,525 3,055
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,983
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,549
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  630 654
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 623
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,035
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 535
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 (Prerefunded
1/1/23) (4) 2,000 2,154
Central Texas Regional Mobility Auth., 5.00%, 1/1/42 (Prerefunded
1/1/23) (4) 10,505 11,316

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/43
(Prerefunded 1/1/23) (4) 2,700 2,908
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 383
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 1,037
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 1,002
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/45  10,000 10,190
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/25  4,805 4,904
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,149
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (4) 3,000 3,311
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 8,020
Harris County Health Fac. Dev., Methodist Hosp. Sys., Series A-2,
VRDN, 0.01%, 12/1/41  580 580
Houston Airport, Series D, 5.00%, 7/1/35  6,380 8,046
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,720
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,628
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,289
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,463
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (4) 300 352
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 3,310 3,887
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 813
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 1,073
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,429
North Texas Tollway Auth., Series A, 5.50%, 9/1/41 (Prerefunded
9/1/21) (4) 9,000 9,120
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,521
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 7,173
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 3,340
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 15,096
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,190
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 2,155
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,973
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 3,058
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 6,188

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  3,620 3,244
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 6,286
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 15,987
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 4,005
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  6,070 7,116
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,198
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  2,500 3,182
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  2,175 2,813
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  2,155 2,855
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 6,146
Texas, Veterans, GO,VRDN, 0.08%, 12/1/51  1,300 1,300
198,315
UTAH 0.3%
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,224
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 5,723
Utah County, IHC Health Services, Series C, VRDN, 0.05%,
5/15/51  2,000 2,000
8,947
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  5,000 5,039
5,039
VIRGINIA 2.2%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 6,872
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,980
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 10,271
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (4) 8,500 9,914
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40  5,000 5,211
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  335 383
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  12,000 14,932
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (4) 2,500 2,671

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 2.00%, 10/1/48 (5)(6) 803 70
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43  3,383 3,554
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,179
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 3,404
62,441
WASHINGTON 2.0%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/22  4,600 4,844
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  10,000 13,297
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,513
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,999
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,923
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  3,400 4,496
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 4,239
Washington, Series C, GO, 5.00%, 2/1/39  10,565 13,681
Washington, Motor Vehicle Tax, Series C, 5.00%, 6/1/29  7,000 7,000
54,992
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 465
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 465
930
WISCONSIN 0.4%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 0.01%,
4/1/48  1,400 1,400
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29  1,475 1,799
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30  1,500 1,850
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  2,000 2,050
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  1,300 1,323

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52  1,700 1,732
10,154
Total Investments in Securities 99.6%
(Cost $2,599,074) $ 2,807,867
Other Assets Less Liabilities 0.4% 11,882
Net Assets 100.0% $ 2,819,749
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$44,312 and represents 1.6% of net assets.
(2) When-issued security
(3) Insured by Assured Guaranty Municipal Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Insured by AMBAC Assurance Corporation
(9) Insured by National Public Finance Guarantee Corporation
(10) Escrowed to maturity
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Free Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F45-054Q1 05/21